Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 65.5%
Ampol Ltd.	250,452	$5,643,858
APA Group	1,343,024	7,558,502
Aristocrat Leisure Ltd.	611,032	16,352,217
ASX Ltd.	202,659	7,771,247
Aurizon Holdings Ltd.	1,936,333	4,516,787
Australia & New Zealand Banking Group Ltd.	3,145,989	50,607,194
BHP Group Ltd.	5,306,049	161,528,956
BlueScope Steel Ltd.	475,745	6,525,961
Brambles Ltd.	1,451,805	12,794,158
carsales.com Ltd.	374,850	6,880,608
Cochlear Ltd.	68,590	12,370,663
Coles Group Ltd.	1,399,544	14,163,565
Commonwealth Bank of Australia	1,754,645	121,213,212
Computershare Ltd.	568,795	8,871,751
CSL Ltd.	505,681	87,739,033
Dexus	1,126,213	5,234,355
Endeavour Group Ltd.	1,499,557	4,878,759
Fortescue Metals Group Ltd.	1,772,714	29,109,547
Goodman Group	1,789,289	26,882,928
GPT Group (The)	2,013,243	5,472,919
IDP Education Ltd.	276,799	4,141,004
IGO Ltd.	708,569	3,986,927
Insurance Australia Group Ltd.	2,546,572	9,999,711
James Hardie Industries PLC(a)	460,333	14,700,470
Lottery Corp. Ltd. (The)	2,339,252	7,100,908
Macquarie Group Ltd.	384,342	42,814,182
Medibank Pvt Ltd.	2,871,617	6,565,383
Mineral Resources Ltd.	183,957	7,384,033
Mirvac Group	4,124,704	5,602,483
National Australia Bank Ltd.	3,275,441	61,351,156
Northern Star Resources Ltd.	1,200,997	10,035,893
Orica Ltd.	475,824	4,897,192
Origin Energy Ltd.	1,810,581	9,877,655
Pilbara Minerals Ltd.	2,992,842	7,156,301
Qantas Airways Ltd.(a)	890,576	3,117,483
QBE Insurance Group Ltd.	1,568,159	15,955,955
Ramsay Health Care Ltd.	193,223	6,274,363
REA Group Ltd.	55,291	5,670,332
Reece Ltd.	236,399	3,015,660
Rio Tinto Ltd.	388,596	31,905,813
Santos Ltd.	3,398,028	15,368,086
Scentre Group	5,423,672	9,484,499
SEEK Ltd.	371,727	5,858,034
Sonic Healthcare Ltd.	470,069	9,096,312
South32 Ltd.	4,743,180	9,533,590
Stockland	2,490,674	6,787,488
Suncorp Group Ltd.	1,331,117	12,289,100
Telstra Corp. Ltd.	4,221,784	10,667,819
Transurban Group	3,237,608	27,662,065
Treasury Wine Estates Ltd.	834,757	5,903,492
Vicinity Ltd.	4,071,171	5,095,258
Washington H Soul Pattinson & Co. Ltd.	245,654	5,425,412
Wesfarmers Ltd.	1,187,630	41,312,409
Westpac Banking Corp.	3,673,366	51,807,858
WiseTech Global Ltd.	174,388	7,679,781
Woodside Energy Group Ltd.	1,987,646	40,383,704
Woolworths Group Ltd.	1,277,731	29,452,025
Xero Ltd.(a)	151,149	10,305,218
		1,161,781,274
Security	Shares	Value

China — 0.2%
Wharf Holdings Ltd. (The)	1,178,850	$3,064,149

Hong Kong — 19.6%
AIA Group Ltd.	12,016,214	103,304,907
BOC Hong Kong Holdings Ltd.	3,889,000	10,398,094
Budweiser Brewing Co. APAC Ltd.(b)	1,791,600	3,163,235
CK Asset Holdings Ltd.	2,044,232	9,680,212
CK Hutchison Holdings Ltd.	2,803,732	14,066,385
CK Infrastructure Holdings Ltd.	661,708	3,276,754
CLP Holdings Ltd.	1,716,500	13,342,239
ESR Group Ltd.(b)	2,306,800	2,965,560
Futu Holdings Ltd., ADR(a)	58,484	3,153,457
Galaxy Entertainment Group Ltd.	2,296,000	11,877,416
Hang Lung Properties Ltd.	1,886,736	2,522,495
Hang Seng Bank Ltd.	803,700	8,883,931
Henderson Land Development Co. Ltd.	1,512,442	4,105,311
HKT Trust & HKT Ltd., Class SS	4,003,338	4,270,498
Hong Kong & China Gas Co. Ltd.	11,714,253	8,042,684
Hong Kong Exchanges & Clearing Ltd.	1,255,700	44,454,945
Hongkong Land Holdings Ltd.	1,150,200	3,704,673
Jardine Matheson Holdings Ltd.	165,900	6,425,230
Link REIT	2,681,863	13,245,269
MTR Corp. Ltd.	1,636,786	5,867,048
New World Development Co. Ltd.	1,585,480	2,359,231
Power Assets Holdings Ltd.	1,447,000	7,548,606
Sands China Ltd.(a)	2,552,000	6,258,764
Sino Land Co. Ltd.	3,824,800	3,848,845
SITC International Holdings Co. Ltd.	1,383,000	2,088,414
Sun Hung Kai Properties Ltd.	1,516,000	14,863,881
Swire Pacific Ltd., Class A.	451,500	2,926,050
Swire Properties Ltd.	1,227,600	2,383,958
Techtronic Industries Co. Ltd.	1,446,207	14,693,330
WH Group Ltd.(b)	8,782,000	5,640,465
Wharf Real Estate Investment Co. Ltd.	1,742,600	5,492,294
Xinyi Glass Holdings Ltd.	1,730,000	1,989,616
		346,843,797
New Zealand — 1.8%
Auckland International Airport Ltd.	1,387,598	6,767,503
EBOS Group Ltd.	159,689	3,634,717
Fisher & Paykel Healthcare Corp. Ltd.	608,955	8,847,388
Mercury NZ Ltd.	733,794	2,815,152
Meridian Energy Ltd.	1,363,336	4,380,791
Spark New Zealand Ltd.	1,920,802	6,126,913
		32,572,464
Singapore — 12.3%
CapitaLand Ascendas REIT	3,922,180	8,330,309
CapitaLand Integrated Commercial Trust	5,592,538	7,607,219
CapitaLand Investment Ltd/Singapore	2,714,500	6,147,617
City Developments Ltd.	521,900	2,441,066
DBS Group Holdings Ltd.(c)	1,896,200	45,043,612
Genting Singapore Ltd.	6,282,400	4,296,918
Grab Holdings Ltd., Class A(a)	1,969,450	5,987,128
Jardine Cycle & Carriage Ltd.	103,600	2,210,208
Keppel Corp. Ltd.	1,531,500	7,639,962
Mapletree Logistics Trust	3,621,284	4,358,722
Mapletree Pan Asia Commercial Trust	2,472,800	2,531,968
Oversea-Chinese Banking Corp. Ltd.	3,544,724	33,263,296
Sea Ltd., ADR(a)(c)	383,464	13,889,066
Seatrium Ltd.(a)	46,368,896	3,642,161
Sembcorp Industries Ltd.	932,700	3,584,907
Singapore Airlines Ltd.(c)	1,564,650	7,419,577
Singapore Exchange Ltd.(c)	893,800	6,308,761

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Technologies Engineering Ltd.	1,642,700	$4,556,370
Singapore Telecommunications Ltd.	8,637,128	14,882,204
United Overseas Bank Ltd.	1,323,700	27,015,739
UOL Group Ltd.	487,900	2,151,208
Wilmar International Ltd.	2,019,000	5,477,370
		218,785,388
Total Long-Term Investments — 99.4%
(Cost: $2,008,223,545)		1,763,047,072

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	24,459,662	24,471,892
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	660,000	660,000

Total Short-Term Securities — 1.4%
(Cost: $25,125,299)		25,131,892

Total Investments — 100.8%
(Cost: $2,033,348,844)		1,788,178,964

Liabilities in Excess of Other Assets — (0.8)%		(14,514,535)

Net Assets — 100.0%		$1,773,664,429

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,545,074	$14,923,203	(a)	$—		$380	$3,235	$24,471,892	24,459,662	$19,183	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	—		(160,000	)(a)	—	—	660,000	660,000	7,102		—
						$380	$3,235	$25,131,892		$26,285		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	65	12/21/23	$7,600	$3,659
MSCI Singapore Index	149	12/28/23	3,018	(13,867)
				$(10,208)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,612,306	$1,730,434,766	$—	$1,763,047,072
Short-Term Securities
Money Market Funds	25,131,892	—	—	25,131,892
	$57,744,198	$1,730,434,766	$—	$1,788,178,964
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,659	$—	$3,659
Liabilities
Equity Contracts	—	(13,867)	—	(13,867)
	$—	$(10,208)	$—	(10,208)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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